Leases - Schedule of Undiscounted Maturities of Operating Lease Payments (Details)	Dec. 31, 2025 USD ($)
Schedule of Undiscounted Maturities of Operating Lease Payments [Abstract]
2026	$ 246,184
2027	59,633
2028	3,651
Total undiscounted cash flows	309,468
Less: imputed interest	2,784
Operating lease liabilities	$ 306,684